Rule 497(e)

Registration Nos. 333-264900 and 811-23801

Bitwise Funds Trust
(the “Trust”)

Bitwise Web3 ETF

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

Bitwise Bitcoin Standard Corporations ETF

Bitwise COIN Option Income Strategy ETF

Bitwise MARA Option Income Strategy ETF

Bitwise MSTR Option Income Strategy ETF

Bitwise GME Option Income Strategy ETF

Bitwise Bitcoin Option Income Strategy ETF

Bitwise Ethereum Option Income Strategy ETF

Bitwise BITQ Option Income Strategy ETF

Bitwise Crypto Industry Innovators ETF

Bitwise CRCL Option Income Strategy ETF

(each, a “Fund,” and together, the “Funds”)

December 19, 2025

Supplement To Each Fund’s

Statement of Additional Information

The Board of Trustees (the “Board”) has elected Tracy Castle-Newman to serve as a trustee of the Funds. Ms. Castle-Newman also serves as a member of the Board’s Nominating Committee and Audit Committee. Accordingly, the section entitled “Management of the Fund – Trustees and Officers” has been revised so as to include the following biographical information for Ms. Castle-Newman.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Bitwise Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Officers of the Trust
Tracy Castle-Newman c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104 Y.O.B.: 1968	Trustee	• Indefinite term • Since December 2025	Head of Client Strategy and Business Development of Morgan Stanley (2022 – 2025); Managing Director, Institutional Equity Division, of Morgan Stanley (2004 – 2025); Chief Operating Officer, Equity Distribution, of Morgan Stanley (2009 – 2022); Founder, TCN Advisors (2025 – present); External Advisor, Bain Consulting (2025-present)	-	TSWS (2025 – present)

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